DEFERRED COMPENSATION (Details) $ in Thousands	12 Months Ended
	Dec. 28, 2019 USD ($) employee	Dec. 29, 2018 USD ($)	Dec. 30, 2017 USD ($)
Deferred compensation
Number of participants who chose a deferred settlement | employee	2
Number of years for settlement	5 years
Deferred compensation liability for the two participants who chose a deferred settlement	$ 300
Increase in investment in life insurance contracts	15,253
Investment in life insurance contracts	16,600
Liabilities related to Plan	33,100	$ 27,800
Other Liabilities
Deferred compensation
Deferred compensation liability	2,000	2,000
Other Assets
Deferred compensation
Cash surrender value of life insurance			$ 2,000
Assets held by the Plan	$ 1,100	$ 1,000